Segment Information - Segment Financial Information for Continuing Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 1,407				$ 1,407				$ 1,407	$ 1,407	$ 1,407
Operating Expenses	954	1,150	934	1,010	959	1,239	985	1,195	4,048	4,378	4,883
Interest Expense									266	253	292
Depreciation and amortization									454	425	392
Impairment losses, pre-tax									12
Impairment losses, after-tax									7
Gain on early termination of finance leases held in trust		39					39		39	39
Gain on early termination of finance leases held in trust, after tax									9	3
Reversal of previously recognized tax benefits	16								16
Tax benefits									(92)	8	(281)
Restructuring charge											30
Divestiture-related claims expense											11
Loss on extinguishment of debt											174
Loss on extinguishment of debt, Net											104
Losses on treasury rate locks reclassified into income										(1)	(18)
Losses on treasury rate locks reclassified into income, net											9
Reversal of accrued interest income on uncertain, effectively settled tax positions											12
State tax benefits									(41)	4	(52)
Write off of deferred tax asset related to Medicare Part D subsidy, ultimately offset against state tax benefits											3
Power Delivery [Member]
Segment Reporting Information [Line Items]
Goodwill	1,400				1,400				1,400	1,400	1,400
Operating Expenses									3,847	4,150	4,611
Interest Income									1	1	2
Interest Expense									219	208	207
Preferred Stock Dividends
Depreciation and amortization									416	394	357
Tax benefits										14
Restructuring charge											29
Intersegment [Member]
Segment Reporting Information [Line Items]
Operating Revenue									(11)	(16)	(12)
Operating Expenses									(10)	(15)	(10)
Interest Income									(21)	(22)	(36)
Interest Expense									(18)	(22)	(36)
Preferred Stock Dividends									(3)	(3)	(3)
State income tax benefits associated with loss on extinguishment of debt											17
Other Non-Regulated [Member]
Segment Reporting Information [Line Items]
Operating Expenses									(34)	(30)	6
Interest Income									4	4	3
Interest Expense									11	13	12
Preferred Stock Dividends									3	3	3
Depreciation and amortization									2	2	1
Reversal of previously recognized tax benefits					22					22
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Operating Expenses									(36)	(43)	(14)
Interest Income									(5)	(5)	(6)
Interest Expense									34	30	71
Preferred Stock Dividends									(3)	(3)	(3)
Depreciation and amortization									22	13	11
Restructuring charge											1
Losses on treasury rate locks reclassified into income											15
Pepco Energy Services [Member]
Segment Reporting Information [Line Items]
Operating Revenue									9	15	17
Operating Expenses									271	301	280
Interest Income									1	1	1
Interest Expense									2	2	2
Preferred Stock Dividends
Depreciation and amortization									14	16	23
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Impairment losses, pre-tax									12
Impairment losses, after-tax									7
State tax benefits											$ 14